Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Other Balance Sheet Components
Schedule of other balance sheet components

	As of December 31,
	2019	2020	2021

	(In US$ thousands)
Accounts receivable, net:
Due from third parties		343,220	620,632
Due from Alibaba		135,321	89,344
Due from other related parties		48,625	55,763
Total gross amount		527,166	765,739
Allowance for credit losses:
Balance at the beginning of the year	(12,429)	(36,594)	(35,156)
Additional provision charged to expenses, net	(38,561)	(53,124)	(19,702)
Write-off	14,396	54,562	12,208
Balance at the end of the year	(36,594)	(35,156)	(42,650)
		492,010	723,089

Prepaid expenses and other current assets:
Rental and other deposits		1,186	1,949
Deductible value-added taxes		598	3,063
Investment prepayment(1)		15,308	—
Loans to and interest receivable from other related parties(2) (Note 10)		158,622	219,679
Loans to and interest receivable from third parties(2)		41,784	137,024
Advertising prepayment		18,888	12,011
Prepayment to outsourced service providers		3,719	3,776
Amounts deposited by users(3)		45,745	53,997
Content fees		3,080	1,695
Others		7,827	17,532
		296,757	450,726

Property and equipment, net:
Computers and equipment		165,880	188,476
Leasehold improvements		6,429	7,331
Furniture and fixtures		2,159	2,554
Others		5,077	7,233
Property and equipment, gross		179,545	205,594
Accumulated depreciation		(118,913)	(137,198)
		60,632	68,396

Other non-current assets
Investment-related deposits(4)		15,450	366,067
Loans to and interest receivable from a related party(2) (Note 10)		—	480,786
Prepayment for purchase of SINA Plaza(5)		—	133,734
Wealth management products, long-term(6)		—	50,159
Deferred tax assets		27,020	40,537
Others		2,126	11,558
		44,596	1,082,841
Accrued and other liabilities(7):
Payroll and welfare		126,023	170,534
Marketing expenses		59,410	82,471
Sales rebates		222,064	359,813
Professional fees		3,880	7,791
VAT and other tax payable		49,971	53,589
Amounts due to users(3)		45,745	53,997
Unpaid consideration for acquisition		10,280	6,293
Unpaid consideration for investment		19,257	441
Interest payable for convertible debt and unsecured senior notes		923	27,579
Listing expenses payable		—	9,347
Others		19,200	49,178
		556,753	821,033

8. Other Balance Sheet Components (Continued)

(1)	For the years ended December 31, 2019 and 2020, the Group recognized US$19.1 million and US$1.5 million of impairment charges on investment prepayment (all fully impaired), respectively, due to the deterioration of investees’ operations resulting in their inability to refund the prepayments. No impairment charges on investment prepayment was recorded for the year ended December 31, 2021.
(2)	Loans to related parties and third parties incurred for the years ended December 31, 2019, 2020 and 2021 were non-trade in nature.
(3)	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.
(4)	As of December 31, 2021, investment-related deposits primarily included US$77.9 million in a micro loan company and US$269.1 million in a game company. These non-current assets will be transferred to long-term investment when the legal procedures are completed.
(5)	Weibo entered into a letter of intent to purchase the office building (SINA Plaza) from SINA and made a prepayment. As of December 31, 2021, the balance of prepayment for SINA Plaza was US$133.7 million.
(6)	The Group measures wealth management products at fair value. It engaged an independent valuation firm to help the management to determine the fair value of certain wealth management products which were overdue in 2021. US$59.3 million loss for those products was recognized in fair value changes through earnings on investments, net, on the consolidated statements of comprehensive income in 2021. The remaining fair value of those products amounting to US$50.2 million was recorded in other non-current assets as of December 31, 2021.
(7)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.